Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

May 19, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

On behalf of Midland National Life Insurance Company (“Midland National”), enclosed for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 please find a copy of Post-Effective Amendment No. 6 to the above-referenced registration statement.

This amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the 1933 Act.  This amendment is being filed under paragraph 485 (a) to add an Optional Value Endorsement. The Endorsement will provide the option to elect a 6-year surrender charge, only at the time of issue, in exchange for reduced total annual separate account expense on the LiveWell Variable Annuity.

Certain routine annual updating information, along with Financial Statements, will be filed in an amendment to this registration statement to be filed in April pursuant to Rule 485 (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L. Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on May 19, 2014
Registration Nos. 333- 176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 6	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 126	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	On	pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
x	On July 30, 2014 pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

July 30, 2014

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation We pay.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C, dated July 30, 2014 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund portfolio.  The investment  options  are part of the following series funds or trusts:

• The Alger Portfolios	• Ivy Funds Variable Insurance Portfolios
• ALPS Variable Investment Trust	• Janus Aspen Series
• AllianceBernstein Variable Products Series Fund, Inc.	• Lazard Retirement Series, Inc.
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Equity Trust
• American Funds Insurance Series®	• Legg Mason Partners Variable Income Trust
• BlackRock Variable Series Funds, Inc.	• Lord Abbett Series Fund, Inc.
• Calvert Variable Products, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Series, Inc.	• Northern Lights Variable Trust
• Columbia Funds Variable Insurance Trust	• Oppenheimer Variable Account Funds
• DWS Variable Insurance Portfolios	• PIMCO Variable Insurance Trust
• Eaton Vance Variable Trust	• Pioneer Variable Contracts Trust
• Fidelity® Variable Insurance Products	• The Prudential Series Funds
• First Investors Life Series Funds	• Royce Capital Fund
• Franklin Templeton Variable Insurance Products Trust	• Transparent Value Trust
• Guggenheim Variable Insurance Funds	• Van Eck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.  THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate  Account  investment options (the “subaccounts”) currently available under Your Contract are:

1. Alger Capital Appreciation Portfolio Class S	40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2
2. ALPS | Alerian Energy Infrastructure Portfolio Class III	41. DWS Alternative Asset Allocation VIP Portfolio Class B
3. AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	42. DWS Equity 500 Index VIP Class B
4. AllianceBernstein VPS Real Estate Investment Portfolio B	43. DWS Global Small Cap VIP Class B
5. AllianceBernstein VPS Small/Mid Cap Value Portfolio B	44. DWS Large Cap Value VIP Class B
6. American Century VP Inflation Protection Fund II	45. DWS Small Cap Index VIP Class B
7. American Century VP Mid Cap Value Fund II	46. DWS Small Mid Cap Value VIP Class B
8. American Century VP Ultra Fund II	47. Eaton Vance VT Floating-Rate Income Fund
9. American Century VP Value Fund II	48. Eaton Vance VT Large-Cap Value Fund
10. American Funds IS Asset Allocation FundSM Class 4	49. Fidelity® VIP Contrafund® Portfolio Service Class 2
11. American Funds IS Blue Chip Income and Growth FundSM Class 4	50. Fidelity® VIP Emerging Markets Portfolio Service Class 2
12. American Funds IS Cash Management FundSM Class 4	51. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
13. American Funds IS Capital Income Builder FundSM Class 4	52. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
14. American Funds IS Global Growth FundSM Class 4	53. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund SM Class 4	54. Fidelity® VIP High Income Portfolio Service Class 2
16. American Funds IS Global Small Capitalization FundSM Class 4	55. Fidelity® VIP Mid Cap Portfolio Service Class 2
17. American Funds IS Growth FundSM Class 4	56. Fidelity® VIP Overseas Portfolio Service Class 2
18. American Funds IS Growth-Income FundSM Class 4	57. Fidelity® VIP Real Estate Portfolio Service Class 2
19. American Funds IS International FundSM Class 4	58. Fidelity® VIP Strategic Income Portfolio Service Class 2
20. American Funds IS International Growth and Income FundSM Class 4	59. Fidelity® VIP Value Strategies Portfolio Service Class 2
21. American Funds IS New World Fund® Class 4	60. First Investors Life Series International Fund
22. American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	61. First Investors Life Series Opportunity Fund
23. BlackRock Basic Value V.I. Fund Class III	62. First Investors Life Series Total Return Fund
24. BlackRock Capital Appreciation V.I. Fund Class III	63. Franklin Income VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	67. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
30. BlackRock iShares® Equity Appreciation V.I. Fund Class III	69. Guggenheim VIF Multi-Hedge Strategies Fund
31. BlackRock Large Cap Core V.I. Fund Class III	70. Guggenheim VIF Small Cap Value Fund Series Q
32. BlackRock Large Cap Growth V.I. Fund Class III	71. Ivy Funds VIP Asset Strategy
33. Calvert VP SRI Mid Cap Growth Portfolio	72. Ivy Funds VIP Balanced
34. ClearBridge Variable Equity Income Portfolio Class II	73. Ivy Funds VIP Dividend Opportunities
35. ClearBridge Variable Mid Cap Core Portfolio Class II	74. Ivy Funds VIP Energy
36. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Ivy Funds VIP Global Bond
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Ivy Funds VIP Global Natural Resources
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Ivy Funds VIP Growth
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy Funds VIP High Income

Separate Account investment options continued on next page.

79. Ivy Funds VIP International Core Equity	111.Oppenheimer Main Street Small Cap Fund/VA Service Class
80. Ivy Funds VIP International Growth	112.PIMCO All Asset Portfolio Advisor Class
81. Ivy Funds VIP Mid Cap Growth	113.PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
82. Ivy Funds VIP Science and Technology	114.PIMCO Emerging Markets Bond Portfolio Advisor Class
83. Ivy Funds VIP Small Cap Growth	115.PIMCO Global Bond Portfolio (Unhedged) Advisor Class
84. Ivy Funds VIP Small Cap Value	116.PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
85. Janus Aspen Balanced Portfolio Service Shares	117.PIMCO High Yield Portfolio Advisor Class
86. Janus Aspen Enterprise Portfolio Service Shares	118.PIMCO Low Duration Portfolio Advisor Class
87. Janus Aspen Flexible Bond Portfolio Service Shares	119.PIMCO Real Return Portfolio Advisor Class
88. Janus Aspen Global Research Portfolio Service Shares	120.PIMCO Short-Term Portfolio Advisor Class
89. Janus Aspen Global Technology Portfolio Service Shares	121.PIMCO Total Return Portfolio Advisor Class
90. Janus Aspen Janus Portfolio Service Shares	122.Pioneer Bond VCT Portfolio Class II
91. Janus Aspen Overseas Portfolio Service Shares	123.Pioneer Equity Income VCT Portfolio Class II
92. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	124.Pioneer Fund VCT Portfolio Class II
93. Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	125.Pioneer High Yield VCT Portfolio Class II
94. Lazard Retirement International Equity Portfolio Service Shares	126.Pioneer Strategic Income VCT Portfolio Class II
95. Lord Abbett Series Fund Bond Debenture Portfolio VC	127.Power Income VIT Fund Class 2
96. Lord Abbett Series Fund Developing Growth Portfolio VC	128.Prudential Series Fund Natural Resources Portfolio Class II
97. Lord Abbett Series Fund Fundamental Equity Portfolio VC	129.Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
98. MFS VIT II Bond Portfolio Service Class	130.Royce Capital Fund - Micro-Cap Portfolio Service Class
99. MFS VIT II Emerging Markets Equity Portfolio Service Class	131.Royce Capital Fund - Small-Cap Portfolio Service Class
100.MFS VIT II Global Tactical Allocation Portfolio Service Class	132.Rydex VIF Biotechnology Fund
101.MFS VIT II International Value Portfolio Service Class	133.Rydex VIF S&P 500 Pure Growth Fund
102.MFS VIT II New Discovery Portfolio Service Class	134.Rydex VIF S&P MidCap 400 Pure Growth Fund
103.MFS VIT II Technology Portfolio Service Class	135.Templeton Developing Markets VIP Fund Class 2
104.MFS VIT II Utilities Portfolio Service Class	136.Templeton Foreign VIP Fund Class 2
105.Oppenheimer Core Bond Fund/VA Service Class	137.Templeton Global Bond VIP Fund Class 2
106.Oppenheimer Discovery Mid Cap Growth/VA Service Class	138.Transparent Value Directional Allocation VI Portfolio Class II
107.Oppenheimer Diversified Alternatives Fund/VA Service Class	139.Van Eck VIP Global Hard Assets Fund S
108.Oppenheimer Global Fund/VA Service Class	140.Western Asset Variable Global High Yield Bond Portfolio Class II
109.Oppenheimer International Growth Fund/VA Service Class	141.QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
110.Oppenheimer Main Street Fund/VA Service Class

These investment options are open to new premiums and investment transfers.  More information can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s  investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the Fund’s summary prospectus.

Table of Contents

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Optional Value Endorsement

Fees and Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Funds

Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Same-Sex Spouses

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Funds’ Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your inforce contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant  may not be changed during the annuitant’s  lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note:  Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner  if the Contract is still inforce.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  For more detailed information see “Administrative Procedures” on page 11.

Gross Premium means Your premium payment(s) before any partial withdrawals and any surrender charges, if You elect the Optional Value Endorsement.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and  Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your contract, on which income payments will begin.  The earliest possible maturity date is the 1st contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means total premiums received less any reductions for partial withdrawals on a pro-rata basis and any surrender charges, if You elect the Optional Value Endorsement.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity  date, the owner will be the payee.  The beneficiary  is the payee  of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Remaining Premium means the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis, if You elect the Optional Value Endorsement.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means the Separate Account accumulation value on the date of surrender less any premium tax,  quarterly Contract maintenance fee and any applicable surrender charge if You elect the Optional Value Endorsement. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is inforce.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”)  and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 15 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 19 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s  investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization,  and in whatever amount You want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the funds’ prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 41 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 21 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Surrenders and Partial Withdrawals

We will deduct  surrender charges, if applicable, for partial withdrawals or full surrenders, only if You elected the Optional Value Endorsement.  You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your net premium, remaining premium and accumulation value.  See “Surrenders and Partial Withdrawals” on page 22 for more information.

If You elect the Optional Value Endorsement, We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments), and upon full surrender.  We will also deduct a quarterly maintenance fee.  The amount You request plus any surrender charge will be deducted from Your accumulation value.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as You live or for some other period You elect.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 24.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 29, and “Electing an Annuity Payment Option” on page 33.  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, signature guarantee (if applicable; see below), social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good  order  prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still inforce.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s  death.  Other rules relating to distributions at death apply to Qualified Contracts.  Premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 25 for more information.

Optional Value Endorsement

The endorsement may only be elected at issue and allows You to tailor the LiveWell Variable Annuity to better meet Your needs.  We will reduce the daily charge of the LiveWell VA contract when You elect the Optional Value Endorsement lowering the total separate account annual expenses, see “Fees and Expenses” below. For detailed information regarding this endorsement see “Optional Value Endorsement” on page 26.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.  The first table lists the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  Premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Optional Value Endorsement (as a percentage of premiums withdrawn)	0% to 7.0%
Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1Premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per contract year.

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses.

Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

	Guaranteed Maximum	Current Charge
Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional Value Endorsement	2.25%	1.15%
Highest Total Separate Account Annual Expenses	2.25%	1.35%

Note: Once issued, current periodic charges are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of average accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 38.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the fund companies for the year ended December 31, 2013 (expenses that are deducted from fund company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each fund company’s fees and expenses is contained in the prospectus for each fund company.

Total Annual Fund Company Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.51%	26.16%
Range of total annual operating expenses after waivers and expense reimbursements	0.51%	2.50%

1The fund expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2013. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, quarterly maintenance fees, Separate Account annual expenses, and fund company operating expenses (for the year ended December 31, 2013).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the charges are at the highest guaranteed level, and the highest level of portfolio expenses (without voluntary waiver of fees or expenses), without  the Optional Value Endorsement.

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

Example 2: Highest guaranteed levels; highest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(1)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$3,143	$6,358	$8,167	$9,970

(2)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), without the Optional Value Endorsement .

(1)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

(2)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(3)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$803	$986	$1,193	$2,009

(4)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$173	$536	$923	$2,009

The examples do not reflect premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options are in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 54 to this prospectus.

Charges and Fees

Surrender Charge

Sales charges are not deducted from premium payments unless You elect the Optional Value Endorsement.  If You elect the Optional Value Endorsement, a surrender charge up to 7% will be assessed against premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the number of contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page  28.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 27.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 27.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 27.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation  value at  death, maturity or annuitization.  (See “Premium Taxes” on page 28).

Optional Value Endorsement Fee Reduction

When You elect this endorsement, in exchange for a 6-year declining surrender charge, We will reduce Your LiveWell variable annuity Separate Account annual expenses by 0.20% (from 1.35% to 1.15%). See “Fees and Expenses” on page 12. This reduction will lower the total fees deducted from Your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 26.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the contracts are not appropriate for short-term investment.  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 52. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this contract (some restrictions may apply).

You will find information about the Trusts and Funds currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the funds’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the funds’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Contract owners, through their indirect investment in the funds, bear the costs of these fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50%  annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the Contracts,  and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums  or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.   The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% (1.15% when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment  option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate  Account;

•         combine two or more investment  options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the Fidelity VIP Money Market investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment  option  will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment  option  in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment  option  of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums  are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the contract is 90 (the owner’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation  period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation  period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other Contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation  value  (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation  value  or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 24).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation  period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment  option  if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation  period.  If We receive Your completed transfer request in good order after the close of a valuation  period, We will process the transfer request at the unit value determined at the close of the next valuation  period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 37. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s  address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each funds’ trading policies, review each funds’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract.  Contract owner  trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a contract owner’s  transactions if the fund determines that the contract owner  has violated the funds’ excessive/frequent trading policy.  This could include the fund directing Us to reject any allocations of premium or contract value to the fund or all funds within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to funds that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners  determined to be engaged in transfer activity that may adversely affect other Contract owners  or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees and any applicable surrender charge, if  You elect the Optional Value Endorsement. In some states a premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation  value becoming less than $500, then the entire surrender  value  must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive written notification from You to terminate this authorization. If the contract has joint owners, both owners  are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly contract maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation  period, We will process the surrender request at the unit value determined at the close of the next valuation  period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 11. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment option is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 37.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 29.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation  period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the Contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums  can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract  anniversary  of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners  to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s  death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If Your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s  portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary  has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries  then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner  is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  Premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary  of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary  or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary  steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary  designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

Optional Value Endorsement

If You elect the Optional Value Endorsement on Your application, You have elected the option to add a 6 year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 6 year declining surrender charge for each premium payment, We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page 12.  Electing this endorsement will benefit contract owners who do not surrender the contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

You can only elect this endorsement when You purchase the Contract, (on Your application). Once the endorsement is elected You cannot terminate the endorsement.

The surrender charge schedule for the endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal of the free withdrawal amount.

Free Withdrawal Amount

Even if You elect the Optional Value Endorsement You may withdraw up to 10% of Your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each contract year.  The free withdrawal amount is determined at the beginning of each contract year on the contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 29.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 29.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

Premium Taxes

Midland National will deduct from Your surrender value at full surrender, death, maturity or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such Separate  Account  or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If You elect the Optional Value Endorsement,  We will reduce Your LiveWell variable annuity Separate Account annual expenses by 0.20% in exchange for a 6-year declining surrender charge. See “Fees and Expenses” on page  12. This reduction will lower the total fees deducted from Your total separate account annual expenses. For more detailed information see “Optional Value Endorsement” on page 26.

Surrender Charges for the Optional Value Endorsement

If You elect the Optional Value Endorsement, We will deduct applicable surrender charge from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Surrender Charge Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal of the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if Your accumulation value is less than Your remaining premium, the surrender charge will still be assessed against the full remaining premium  amount.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant   has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Same-Sex Spouses

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional.  Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides.  However, some uncertainty remains regarding the treatment of same-sex spouses.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner  is a non-natural person) or an owner.  Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner  at the time of such transfer, will trigger taxable income on the gain  in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s  income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s  115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so You should consult a tax adviser.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value, less any premium tax,  in one lump sum, or

2.      convert the accumulation value, less any premium tax,   into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation  value  (less any premium taxes) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants  will be greater than for younger annuitants  because payments to older annuitants  are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation  value  (less any premium taxes) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.      Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.      Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.      Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees  die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Fund Voting Rights

We invest the assets of Our Separate Account investment options in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the funds’ Board of Directors,

•         to ratify the selection of independent auditors for the funds,

•         on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that Contract owners  vote. The effect of this proportional voting is that a small number of Contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment  option  by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board of Directors for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment contracts of its portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation  value, surrender  value, and the death  benefit  as of the end of the calendar  quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation  value  since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and  Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s  lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         the SEC has declared that an emergency exists,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

In addition, pursuant to SEC rules, if the Fidelity VIP Money Market portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then We will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding Fidelity VIP Money Market investment option until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment  option  is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the contracts.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.00% with the Optional Value Endorsement elected. If  You do not elected the Optional Value Endorsement we will pay 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation  value. Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.  Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment  options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding mutual fund portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the fund prospectuses.

Certain portfolios may invest substantially all of their assets in portfolios of other funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  You should consult with Your registered representative to determine which combination of investment choices are appropriate for You.

Investment Policies of the Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AllianceBernstein VPS Real Estate Investment Portfolio B	Seeks total return from long-term growth of capital and income.	AllianceBernstein L.P.
AllianceBernstein VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	Seeks s to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth FundSM Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Cash Management FundSM Class 4	Seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder FundSM Class 4	Seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.	Capital Research and Management CompanySM
American Funds IS Global Growth FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Mid Cap Growth Portfolio

Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

Calvert Investment Management, Inc.; New Amsterdam Partners LLC serves as sub-adviser
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Investment Management, Inc. with Ameritas Investment Partners, Inc.
Columbia Funds Variable Insurance Trust
Columbia VP Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia VP Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income. The fund’s secondary objective is growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia VP Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC
DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP Portfolio Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
DWS Equity 500 Index VIP Class B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.
DWS Global Small Cap VIP Class B (Formerly DWS Global Small Cap Growth VIP)	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
DWS Large Cap Value VIP Class B	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
DWS Small Cap Index VIP Class B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.
DWS Small Mid Cap Value VIP Class B	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	FMR Co., Inc. (FMRC); and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2 (Formerly Franklin Income Securities Fund)	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2 (Formerly Mutual Global Discovery Securities Fund)	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2 (Formerly Mutual Shares Securities Fund)	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2 (Formerly Franklin Rising Dividends Securities Fund)	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2 (Formerly Templeton Developing Markets Securities Fund)	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2 (Formerly Templeton Foreign Securities Fund)	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2 (Formerly Templeton Global Bond Securities Fund)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund (Formerly Guggenheim VT Global Managed Futures Strategy Fund)	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund (Formerly Guggenheim VT U.S. Long Short Momentum Fund)	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund (Formerly Guggenheim VT Multi-Hedge Strategies Fund)	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund (Formerly Rydex VT Biotechnology Fund)

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund (Formerly Rydex VT S&P 500 Pure Growth Fund)

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund (Formerly Rydex VT S&P MidCap 400 Pure Growth Fund)

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Company
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Energy	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP International Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Value	Seeks to provide capital appreciation.	Waddell & Reed Investment Management Company
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Enterprise Portfolio Service Shares	Seeks to provide long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares (Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio)	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Equity Income Portfolio Class II	Seeks a high level of current income. Long-term capital appreciation is its secondary objective.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Core Portfolio Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio)

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS VIT II Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS VIT II Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Global Tactical Allocation Portfolio Service Class	Seeks total return.	MFS® Investment Management
MFS VIT II International Value Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II New Discovery Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Technology Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Utilities Portfolio Service Class	Seeks total return.	MFS® Investment Management
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Oppenheimer Variable Account Funds
Oppenheimer Core Bond Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Diversified Alternatives Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class (Formerly PIMCO Global Multi-Asset Portfolio)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	Prudential Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Transparent Value Trust
Transparent Value Directional Allocation VI Portfolio Class II	Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM.	Guggenheim Partners Investment Management, LLC; Transparent Value Advisors, LLC serves as the sub-adviser
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If You have money invested in this Investment Option as of the close of business on Monday, December 31, 2012, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, April 30, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, July 31, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 20).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners  arising from this use of the funds for this type of mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a fund portfolio with Our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the fund’s adviser is an affiliate of ours. We also consider whether the fund portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the Contracts, and, in Our role as an intermediary to the funds.  We may profit from these payments.

You are responsible for choosing the investment  options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that are available to You, including each fund’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California,  the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do  direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s  death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract.

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Growth Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated July 30, 2014, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  July 30, 2014

TABLE OF CONTENTS

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

Other Investment option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment option's  (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment options or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment options of the Separate Account will be lower than the yield for the respective money market investment options or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment options for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment options normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment options’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment options or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment options or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment options) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =      a hypothetical initial payment of $1,000

                   T =     average annual total return

                   n =      number of years

      ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR =  the cumulative total return net of investment option recurring charges for the period.

ERV =  ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financaial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principaloffice is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2011	$0
2012	$195,488.37
2013	$1,449,778.49

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2013, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract  (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (14)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)        Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)     SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)             Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)           Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)           Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)           Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)           Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)              Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)           Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)           Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)          Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)           Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)           Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and Alliancebernstein. (10)

(aa)       Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)        Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)       Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)           Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg  Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc.  and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)          Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Draft Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)     Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)         Draft Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Draft Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(9)   (a)     Opinion and Consent of Counsel (15)

        (b)     Power of Attorney (14)

(10) (a)     Consent of Sutherland Asbill & Brennan LLP (15)

      (b)     Consent of Independent Registered Public Accounting Firm (15)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  1.     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

  2.     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)

  3.     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

  4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

  5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

  6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

  7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

  8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

  9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

  10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

  11.   Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

  12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

  13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

  14.    Filed herewith

  15.    To be filed by amendment

    Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**............................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***...............................................	President and Chief Operating Officer – Director
John J. Craig II**.........................................................	Senior Vice President & Treasurer - Director
Darron K. Ash...............................................................	Vice President - Director
Roland C. Baker..........................................................	Director
Willard Bunn, III..........................................................	Director
William D. Heinz..........................................................	Director
Heather Kreager...........................................................	Vice President - Director
Michael M. Masterson................................................	Director
Michael O. Winemiller.................................................	Director
Cindy K. Reed**.........................................................	President, Annuity Division
William L. Lowe**......................................................	President, Sammons Retirement Solutions
Robert R. TeKolste......................................................	President, Shared Services
Victoria E. Fimea**.....................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **.....................................................	Senior Vice President
Timothy A. Reuer .......................................................	Senior Vice President and Corporate Actuary
David Shaw **.............................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**...................................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen......................................................	Vice President, General Counsel and Secretary
Brian D. Hansen***....................................................	Vice President, Compliance & Counsel
Daniel M. Kiefer...........................................................	Vice President and Chief Financial Officer

Brent A. Mardis**.......................................................	Vice President, Chief Risk Officer
Gary Brown...................................................................	Vice President, Life New Business & Underwriting
Teri L. Ross**...............................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***.........................................	Vice President, Marketing and Sales Support
Kirk Evans**................................................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill................................................................	Vice President, Life Product Development
Gerald R. Blair***.......................................................	Vice President and Chief Distribution Officer
Diana Ronald**...........................................................	2nd Vice President, Client Services & Claims and Benefits
Brian Hansen***.........................................................	Vice President Compliance & 38a-1 CCO
Michael J. Arch.............................................................	Assistant Vice President, Internal Audit
Richard T. Hicks..........................................................	Assistant Vice President, Systems Administration & Controls
Randy D. Shaull...........................................................	Assistant Vice President & Actuary
Melissa Scheuerman**...............................................	Assistant Vice President, Business & Sales Development SRS
Susan Mersereau**.....................................................	Assistant Vice President, Chief Compliance Officer, Broker Dealer – SFN

     *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

    **   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

    *** 525 W. Van Buren, Chicago, IL 60607

    Item 26.  Persons Controlled By or Under Common Control With the Depositor.

    The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100 % by Compatriot Capital, Inc.
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
7100 Holdings, LLC	DE	100% by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7% by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
AF V, LLC	DE	100% by Corporate Funding VI, LLC
AF VI, LLC	DE	100% by Corporate Funding VI, LLC
AF VII, LLC	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100% by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50% by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Bismarck Development Company, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100 % by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100 % by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100% by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
CCE Funding LLC	DE	100 % by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100 % by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100% by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
CSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8% by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36% - 100% by GC Deferred Compensation I, LLC
dick clark entities	DE	100% by dcp Funding LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100% by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. & Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100 % by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. & Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	(No Ownership) Management by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100% by GPFT Holdco, LLC
Efland Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100% by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
ELSL Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100% by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30% by Guggenheim Insurance Holdco, LLC & Management by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100% by EquiTrust Holdco Parent II, LLC & Management by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100% by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100% by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100% by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100% by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5% by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9% by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8% by Generation Financial Group, LLC
Generation Mortgage Company	CA	100% by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. & Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT GP LLC	DE	100% by GGT Manager
GGT Manager	DE	100% by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	(No Ownership) Management by GGT Manager
GGT Multi-Strategy Funds	CYM	(No Ownership) Management by GGT GP LLC
GGT Trading	DE	(No Ownership) Management by GGT GP LLC
GH Financial, LLC	DE	100% by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100% by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100% by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100% by GNCG Santiago LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100% by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD% by Guggenheim Partners Investment Management Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE Monroe Property LLC	DE	(No Ownership) Management by GRE Monroe LLC
GRE Monroe, LLC	DE	100% by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5% by Guggenheim Partners, LLC
GRE property holding companies	DE	84% - 100% by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67% - 100% by Guggenheim Real Estate Investment Trust & Management by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95% - 100% by Guggenheim Plus Mezzanine Finance L.P. & Management by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100% by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100% by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100% by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100% by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concinnity Strategy Funds	DE	(No Ownership) Management by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100% by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50% by GP Energy Partners, LLC & Management by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim IQ Equity Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100% by Guggenheim Plus L.P. & Management by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91% ownership by Guggenheim Plus L.P. & Management by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Private Family Network, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9% by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100% by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8% by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
HB property holding entities	DE	100% by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8% by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
IDF investment entities	DE	100% by EquiTrust Life Insurance Company
IDF investment entities	DE	100% by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100% by GPFT Holdco, LLC
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB McLean LLC	TX	30% by JLB Partners LLC 40.9% Compatriot Capital, Inc.
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLx3, LLC	DE	22.2% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100% by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100% by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100% by LSFCA C, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100% by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100% by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100% by AF V, LLC
LSFCA B, LLC	DE	100% by AF VI, LLC
LSFCA C, LLC	DE	100% by AF VII, LLC
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	(No Ownership) Management by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Mo’re's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding III, LLC	KS	100% by Security Benefit Corporation
Note Funding MP II, LLC	KS	100% by Security Benefit Corporation
Note Funding MP III, LLC	KS	100% by Security Benefit Corporation
Note Funding MP, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
PH Capital, LLC	DE	100% by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6% by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2% by GPFT Holdco, LLC & Management by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC 51% by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5% by Stonefire Investors, LLC & Management by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	(No Ownership) Management by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100 % by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2% by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100% by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors II, LLC
SB III property holding entities	DE	100% by Retail Investors III, LLC
SBC Funding, LLC	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	100% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100% by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100 % by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100% by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	(No Ownership) Management by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100% by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100% by Ticknor Corner Holdings LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100% by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
UBSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	50% by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100 % by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

    Item 27. Number of Contract Owners

    LiveWell Variable Annuity - As of March 28, 2014 –

    1,411 Non-Qualified

    485 Qualified

    Item 28. Indemnification

    Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 29a. Relationship of Principal Underwriter to Other Investment Companies

    In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universeal life policies issued through Midland National Life Separate Account A.

    Item 29b. Principal Underwriters

    The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe	Chief Executive Officer & President 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Susan E. Mersereau	Chief Compliance Officer 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Arlen Dykhuis	FinOps Principal 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Victoria E. Fimea	Secretary 4350 Westown Parkway West Des Moines, IA 50266

    Item 29c. Compensation of Principal Underwriters

    The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$1,260,119.77	$0	$0	$1,449,778.49

    *Represents commissions paid on the LiveWell Variable Annuity.

    **Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

     Item 30. Location of Accounts and Records

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

    Item 31. Management Services

    No management related services are provided to the Registrant, except as discussed in Parts A and B.

    Item 32. Undertakings and Representations

    (a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

    (c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

    (d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

    Section 403(b) Representation

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 19th day of  May, 2014.

    By:  MIDLAND NATIONAL LIFE SEPARATE

            ACCOUNT C (REGISTRANT)

    Attest:   *                                                                                    By:            *

                                                                                                               Esfandyar E. Dinshaw                                                                             Chairman of the Board

    By:  MIDLAND NATIONAL LIFE

            INSURANCE COMPANY (DEPOSITOR)

    Attest:  *                                                                                     By:            *

                                                                                                               Esfandyar E. Dinshaw

                                                                                                              Chairman of the Board

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                           Signatures                                                                           Title

    /s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

           Esfandyar E. Dinshaw                                 (Principal Executive Officer)

    /s/  *                                                                        Director, President & Chief Operating Officer

           Steven C. Palmitier

    /s/  *                                                                           Director, Senior Vice President & Treasurer

           John J. Craig, II

    /s/ *                                                                          Vice President & Chief Financial Officer

           Daniel M. Kiefer                                           (Principal Financial & Accounting Officer)

    /s/  *                                                                          Director

           Darron K. Ash

    /s/  *                                                                          Director

           Roland C. Baker

    /s/  *                                                                         Director

          Willard Bunn, III

    /s/  *                                                                          Director

           William D. Heinz

    /s/ *                                                                          Director

           Heather Kreager

    /s/ *                                                                          Director

           Michael M. Masterson

    /s/ *                                                                          Director

           Michael O. Winemiller

    *By:  /s/ Brian Hansen                                                       Date:  May 19, 2014

                    Brian D. Hansen

                    Attorney-in-Fact

                    Pursuant to Power of Attorney

    Registration No. 333-176870

    Post-Effective Amendment #6

    SECURITIES AND EXCHANGE COMMISSION

    WASHINGTON, D.C. 20549

    EXHIBITS

    TO

    FORM N-4

    REGISTRATION STATEMENT

    UNDER

    THE SECURITIES ACT OF 1933

    FOR

    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

    AND

    MIDLAND NATIONAL LIFE INSURANCE COMPANY

    EXHIBIT INDEX

Item	Exhibit
24(b)(4)(b)	Optional LiveWell Value Endorsement
24(b)(9)(b)	Power of Attorney

    24(b)(4)(b)

    A Stock  Company

    Principal Office:  4350 Westown Parkway, West Des Moines, IA  50266 ♦  (515) 440-5500

    Customer Service Center:  P.O. Box 758547, Topeka, KS  66675-8547 ♦  (866) 747-3421

    Surrender Charge Endorsement

    The Contract to which this Surrender Charge Endorsement (this “Endorsement”) is attached is hereby modified by the provisions of this Endorsement. The Endorsement provisions shall control if there is a conflict between the Endorsement and the Contract, including any other endorsements or riders issued with the Contract. Any capitalized terms not defined in this Endorsement shall have the meaning given to them in the Contract. This Endorsement is effective as of the Contract Issue Date and remains in effect until the Contract is terminated.

    DEFINITIONS - The following words used in this Endorsement are key words and are capitalized when used.

    Free Withdrawal Amount: The amount available for withdrawal without incurring a Surrender Charge. The Free Withdrawal Amount is further described in the PARTIAL WITHDRAWALS section of this Endorsement, and is shown on the Additional Benefit Specifications Page.

    Gross Partial Withdrawal Amount(s):  The total amount requested as a partial withdrawal (before any reduction for Surrender Charges and Premium Tax, if applicable). You cannot request a Gross Partial Withdrawal Amount that would reduce your Accumulation Value to less than the Minimum Accumulation Value shown on the Contract Specifications Page.

    Partial Withdrawal Amount(s):  Total amount received by the Owner as a partial withdrawal after any reductions for Surrender Charges and Premium Tax, if applicable.

    Remaining Premium: Total premium(s) received by Us reduced by the total Gross Partial Withdrawal Amount(s) taken.

    Surrender Charge:  The Surrender Charge is a percentage of each premium payment. The applicable percentage for each premium payment is shown on the Additional Benefits Specifications Page.

    Surrender Charge Period: The period during which a Surrender Charge will be applied to any surrender or Gross Partial Withdrawal Amount in excess of the Free Withdrawal Amount, as described in the PARTIAL WITHDRAWALS section of this Endorsement.

    The Contract is amended as follows:

    1)           The definition of “Minimum Accumulation Value” in SECTION 1: DEFINITIONS of the Contract is replaced with the following language:

    Minimum Accumulation Value: The Minimum Accumulation Value is shown on the Contract Specifications Page, and is the amount that must remain after any partial withdrawals, if applicable.

    2)         SECTION 5: Surrenders in the Contract is amended by deleting the Surrenders provision and adding the following:

    SECTION 5: SURRENDERS

    5.1       Surrender: You may surrender this Contract for its Surrender Value at any time before the Maturity Date.  The Surrender Value will be processed as of the Valuation Period that We receive Written Notice prior to the Transaction Closing Time.

    We will pay the Surrender Value within seven days after We receive Written Notice. We may defer payment for a longer period as described in Section 2.14 of the Contract.

    5.2       Surrender Value: The Surrender Value is equal to:

    1) The Accumulation Value; less

    2) The Surrender Charge, if any, as explained in Section 5.3; less

    3) The Annual Maintenance Fee, if any; less

    3) Any applicable Premium Tax.

    The Surrender Value cannot be greater than the Accumulation Value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered.

    5.3       Surrender Charges: During the Surrender Charge Period, We will deduct a Surrender Charge upon full surrender or Gross Partial Withdrawal Amounts in excess of the Free Withdrawal Amount. A Surrender Charge will not be applied upon death. The Surrender Charge is equal to:

    1) The requested amount; less

    2) Any Remaining Premiums no longer subject to Surrender Charges; less

    3) Any available Free Withdrawal Amount; multiplied by

    4) The Surrender Charge Percentage.

    The Surrender Charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable Surrender Charge, the amount subject to a Surrender Charge will be deducted from premium payments on a First-In, First-Out basis (FIFO). First-In, First-Out is further described in the PARTIAL WITHDRAWALS section of this Endorsement. When calculating Surrender Charges, earnings are defined as the excess of the Accumulation Value over the sum of Remaining Premiums. Any withdrawals will be allocated to Remaining Premiums first on a FIFO basis and second to earnings, if any.  In determining what the Surrender Charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

    For purposes of calculating Surrender Charges, we assume that surrenders and partial withdrawals are made in the following order:

    1) First from premium payments no longer subject to a Surrender Charge;

    2) Then from the Free Withdrawal Amount on a FIFO basis;

    2) Then from premium payments subject to a Surrender Charge on a FIFO basis; and

    4) Earnings, if any.

    The Free Withdrawal Amount and Surrender Charge percentage are shown on the Additional Benefits Specifications Page.

    3)         SECTION 6: PARTIAL WITHDRAWALS provision of the Contract is amended by deleting the Partial Withdrawals provision and adding the following:

    SECTION 6: PARTIAL WITHDRAWALS

    6.1       Partial Withdrawals: You may withdraw part of the Accumulation Value at any time before the Maturity Date, subject to the Minimum Partial Withdrawal Amount shown on the Specifications Page. A partial withdrawal may not bring the Accumulation Value below the Minimum Accumulation Value shown on the Contract Specifications Page.

                The Minimum Partial Withdrawal Amount does not apply if you exercise the Free Withdrawal Amount as described in Section 6.2.

    We will generally pay the Partial Withdrawal Amount within seven days after We receive a properly completed partial withdrawal request in good order. We may defer payment for a longer period described in Section 2.14 of the Contract.

    Unless You specify otherwise, Your Gross Partial Withdrawal Amount will be deducted from the Investment Option(s) in the same proportion as each Investment Option bears to Your Accumulation Value. This allocation is subject to minimum amount requirements. Partial withdrawals will be processed as of the Valuation Period that We receive proper notification prior to the Transaction Closing Time.

    6.2       Free Withdrawal Amount:  Each Contract Anniversary, You may withdraw or surrender a portion of Your Accumulation Value free from any Surrender Charge. The Free Withdrawal Amount available each Contract Anniversary is equal to [10%] of Remaining Premium no longer subject to a Surrender Charge or required minimum distribution, if greater. Any unused portion of Your Free Withdrawal Amount cannot be carried forward to subsequent Contract years.

    We determine that the oldest premium payment is the first premium payment considered to be withdrawn. If the amount withdrawn exceeds  the amount of the oldest premium payment, the next oldest premium payment is considered to be withdrawn, and so on until the most recent premium payments are deemed to be withdrawn (the procedure being applied to withdrawals from your Accumulation Value is “First-In, First-Out” or FIFO procedure).

    A Surrender Charge will not be assessed against withdrawals taken to satisfy required minimum distribution requirements under [Section 401(a)(9) of the Internal Revenue Code (IRC)].  Withdrawals to satisfy any required minimum distributions would reduce the amount available under Your Free Withdrawal Amount.

    6.3       Partial Withdrawal Amount: The Partial Withdrawal Amount is equal to:

    1) The Gross Partial Withdrawal Amount; less

    3) The Surrender Charge, if any, as explained in Section 5.3; less

    4) Any applicable Premium Tax

    6.4       Other Withdrawal Options: In addition to the Free Withdrawal Amount, partial withdrawal and full surrender as described in Section 6 and 5, respectively You may withdraw from the value of Your Contract before the Maturity Date in the following ways:

                1) After the first Contract Year and upon Your request, You may select a Pay-Out Option as specified in the Pay-Out Provisions in Section 9 of the Contract.  Your payment amount under the Pay-Out Option will be calculated based on Your Surrender Value at the time the Pay-Out Option is elected.

                2) After the Surrender Charge Period, as shown on the Additional Benefit Specifications Page, full and partial surrenders may be taken without any reduction for surrender charges.

           3) Other withdrawal options may be available by attached Endorsement or Rider.

    ENDORSEMENT CHARGE

    The charge for this  Endorsement  is  a percentage of the Contract Accumulation Value and will be prorated daily and charged against the Contracts Investment Options as long as this Endorsement remains in effect. We may  charge  less  than  but  not  more  than  the  maximum  charge shown on the Additional Benefits Specification Page.

    If the Contract to which this Endorsement is attached is terminated by surrender, cancellation or any other provision, the daily endorsement charge will be deducted from the Contract’s Accumulation Value prior to the termination of the Contract.

    All other provisions of the Contract to which this Endorsement is attached remain unchanged.

    [24(b)(9)(b) - POA]

    POWER OF ATTORNEY

    The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, Brian Hansen and Brett L. Agnew, and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

    The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

    IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 29th day of

    January, 2014.

    SIGNATURE                            DATE                SIGNATURE                                         DATE

    /s/ Darron K. Ash                     1/29/14                         /s/ Roland C. Baker                                          1/29/14

    Darron K. Ash                                                  Roland C. Baker

    /s/ Willard Bunn, III                   1/29/14                         /s/ John J. Craig, II                               1/29/14

    Willard Bunn, III                                               John J. Craig, II

    /s/ Esfandyar E. Dinshaw         1/29/14                         /s/ William D. Heinz                              1/29/14

    Esfandyar E. Dinshaw                                      William D. Heinz

    /s/ Daniel M. Kiefer                  1/29/14                         /s/ Heather Kreager                             1/29/14

    Daniel M. Kiefer                                               Heather Kreager

    /s/ Michael M. Masterson         1/29/14                         /s/ Steven C. Palmitier                          1/29/14

    Michael M. Masterson                                      Steven C. Palmitier

    /s/ Michael O. Winemiller                     1/29/14

    Michael O. Winemiller